Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Gross intangible assets	$ 11,059,429	$ 11,059,429
Less: Accumulated amortization	(1,218,143)	(621,647)
Total intangible assets, net	$ 9,841,286	10,437,782
License Rights to PCS-499 [Member]
Gross intangible assets		11,038,929
Less: Accumulated amortization		(616,807)
Total intangible assets, net		10,422,122
Software License [Member]
Gross intangible assets		20,500
Less: Accumulated amortization		(4,840)
Total intangible assets, net		$ 15,660